Impairment of Non-current Assets - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	May 02, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill		$ 1,389	$ 1,197
OZ Minerals Limited [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Additional recognition, goodwill	$ 192
Olympic Dam [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Discount rate applied		6.50%	6.50%
Amount by which unit's recoverable amount exceeds its carrying amount		$ 4,200	$ 2,400
Goodwill		$ 1,010	$ 1,010
Production volume decrease		9.90%	6.00%
Increase in discount rate applied to cash generating units		7.00%
Other Cash Generating Units [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill		$ 187	$ 187
Goodwill impairment loss		$ 0	$ 0
Other Cash Generating Units [Member] | Top of range [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Percentage of goodwill included in net assets		1.00%	1.00%